Consolidated Statements of Cash Flows (unaudited) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021		Jun. 30, 2022	Jun. 30, 2021
Operating Activities
Net Earnings (Loss)	$ 2,432	$ 224	[1]	$ 4,057	$ 444	[1]
Depreciation, Depletion and Amortization	1,132	1,036		2,162	2,081
Exploration Expense	0	1		0	11
Inventory Write-Down (Reversal)	0	0		0	16
Realization of Inventory Write-Downs	0	(16)		0	(31)
Deferred Income Tax Expense (Recovery)	(61)	63		57	90
Unrealized (Gain) Loss on Risk Management	(381)	401		(70)	253
Unrealized Foreign Exchange (Gain) Loss	260	(192)		121	(331)
Realized Foreign Exchange (Gain) Loss on Non-Operating Items	0	0		26	(2)
Re-measurement of Contingent Payment, Net of Cash Paid	(279)	249		(203)	436
(Gain) Loss on Divestiture of Assets	(62)	(60)		(304)	(72)
Unwinding of Discount on Decommissioning Liabilities	45	46		89	94
(Income) Loss From Equity-Accounted Affiliates	2	(13)	[1]	(2)	(27)	[1]
Distributions Received From Equity-Accounted Affiliates	24	61		41	89
Other	(14)	17		(293)	(93)
Settlement of Decommissioning Liabilities	(27)	(18)		(46)	(29)
Net Change in Non-Cash Working Capital	(92)	(430)		(1,291)	(1,332)
Cash From (Used in) Operating Activities	2,979	1,369		4,344	1,597
Investing Activities
Capital Expenditures	(823)	(534)		(1,569)	(1,081)
Proceeds From Divestitures	112	100		1,062	105
Payment on Divestiture of Assets	(50)	0		(50)	0
Cash Acquired Through Business Combination	0	0		0	735
Net Change in Investments and Other	(110)	(31)		(236)	(31)
Net Change in Non-Cash Working Capital	80	41		339	52
Cash From (Used in) Investing Activities	(791)	(424)		(454)	(220)
Net Cash Provided (Used) Before Financing Activities	2,188	945		3,890	1,377
Financing Activities
Net Issuance (Repayment) of Short-Term Borrowings	(63)	(196)		(79)	(89)
(Repayment) of Long-Term Debt	(750)	0		(1,260)	0
Net Issuance (Repayment) of Revolving Long-Term Debt	0	(400)		0	(350)
Principal Repayment of Leases	(75)	(77)		(150)	(152)
Common Shares Issued Under Stock Option Plans	76	0		120	0
Purchase of Common Shares Under NCIB	(1,018)	0		(1,484)	0
Proceeds From Exercise of Warrants	34	0		44	1
Other	0	0		(2)	0
Cash From (Used in) Financing Activities	(2,011)	(717)		(3,104)	(678)
Effect of Foreign Exchange on Cash and Cash Equivalents	117	(46)		34	(22)
Increase (Decrease) in Cash and Cash Equivalents	294	182		820	677
Cash and Cash Equivalents, Beginning of Period	3,399	873		2,873	378
Cash and Cash Equivalents, End of Period	3,693	1,055		3,693	1,055
Common shares
Financing Activities
Purchase of Common Shares Under NCIB				(1,500)
Dividends paid	(207)	(36)		(276)	(71)
Preference shares
Financing Activities
Dividends paid	$ (8)	$ (8)		$ (17)	$ (17)

[1]	See Note 3 for revisions to prior period results.